Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities:
Net loss from continuing operations	$ (61,106)	$ (99,395)	$ (99,154)
Items not involving cash:
Depreciation and amortization	14,983	15,363	13,654
Stock-based compensation expense	6,961	10,450	14,871
Unrealized foreign exchange (gain) loss	562	6,565	(11,601)
Deferred income tax (recovery) expense	(1,644)	2,340	(514)
Income from investments accounted for by the equity method	(12,514)	(5,838)	(17,551)
Accretion of long-term debt and long-term royalty payable	10,071	4,945	876
Impairments on long lived assets, net	1,550	4,843	22,722
Inventory write-downs to net realizable value	1,111	6,591	8,743
Bargain purchase gain from acquisition	0	(35,808)	0
Change in fair value of derivative liability and bad debt expense	1,397	1,670	587
Restructuring obligations	(14,187)	14,123	0
Changes in non-cash operating working capital:
Accounts receivable	2,605	(4,930)	975
Inventories	4,565	31,352	(5,997)
Prepaid expenses	(93)	952	661
Accounts payable and accrued liabilities	6,755	(22,836)	9,526
Deferred revenue	(2,143)	(4,974)	(1,507)
Standard and Extended Product Warranty Accrual, Period Increase (Decrease)	(6,330)	(5,855)	(5,359)
Net cash from (used in) operating activities of continuing operations	(47,457)	(80,442)	(69,068)
Net cash from operating activities of discontinued operations	5,924	1,121	0
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(25,288)	(8,654)	(4,845)
Acquisitions, net of acquired cash (note 5)	0	45,344	787
Proceeds on sale of assets and investments	(85)	26,334	(27)
Dividends received from joint ventures	16,633	13,398	20,464
Net cash from (used in) investing activities of continuing operations	(8,740)	76,422	16,379
Net cash from investing activities of discontinued operations	77,148	0	0
Cash flows from (used in) financing activities:
Drawings on operating lines of credit and long-term facilities	42,641	9,184	5,432
Repayment of operating lines of credit and long-term facilities	(71,387)	(12,789)	(8,308)
Proceeds from share issuance, net	25,953	0	0
Repayment of royalty payable	(11,467)	0	0
Issuance of convertible debt and royalty payable	0	35,000	0
Net cash from (used in) financing activities of continuing operations	(14,260)	31,395	(2,876)
Effect of foreign exchange on cash and cash equivalents	4,246	4,570	(10,601)
Increase (decrease) in cash and cash equivalents	16,861	33,066	(66,166)
Cash and cash equivalents, beginning of year	60,905	27,839	94,005
Cash and cash equivalents, end of year	77,766	60,905	27,839
Less: cash and cash equivalents from discontinued operations, end of year	5,924	0	0
Cash and cash equivalents from continuing operations, end of year	71,842	60,905	27,839
Supplementary information:
Interest paid	4,416	4,339	4,551
Taxes paid, net of refunds	722	2,479	1,238
Non-cash transactions:
Shares issued for acquisitions	$ 0	$ 98,742	$ 1,162